Marketable Securities and Securities Investments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Apr. 03, 2018
Investment Holdings [Line Items]
Proceeds from sales of available-for-sale securities	¥ 60,188		¥ 84,362		¥ 66,906
Gross realized gains from available-for-sale securities	358		354		240
Gross realized losses from available-for-sale securities	145		128		475
Marketable securities classified as trading securities	288,895		270,120
Net unrealized gains on trading securities			1,705		3,610
Net unrealized losses on trading securities	(1,055)
Net realized gains on sale of equity securities	44,372		20,176
Net unrealized gains on revaluation of equity securities	682,650		134,831
Gain or loss on sale of shares in security investments	61,544
Investment in non public companies	82,744		30,120
Equity securities without readily determinable fair value, downward price adjustment	4,826		9,075		4,285
Equity securities without readily determinable fair value, upward price adjustment	20,921		1,070
Spotify Technology SA
Investment Holdings [Line Items]
Ownership percentage								5.707%
Proceed from sale of shares					82,616	$ (768)
Gain or loss on sale of shares in security investments	0		0		54,179	(504)
Gross fair value of retained shares					78,947		$ 711
Gain (loss) on equity securities, net	¥ (51,310)	$ (480)	¥ (6,063)	$ 57	¥ 47,543	$ (449)